As filed with the Securities and Exchange Commission on June 23, 1997

                                                Registration No. 33-488/811-4416
================================================================================

                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-1A
            REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933      [x]



                        POST-EFFECTIVE AMENDMENT NO. 34                  [x]



                                       and

        REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940  [x]



                               Amendment No. 33                          [x]



                  Armada Funds (formerly known as "NCC Funds")
               (Exact Name of Registrant as Specified in Charter)

                            Oaks, Pennsylvania, 19456
                    (Address of Principal Executive Officers)

                         Registrant's Telephone Number:
                                 1-800-622-FUND

                          W. Bruce McConnel, III, Esq.
                             DRINKER BIDDLE & REATH
                              1345 Chestnut Street
                      Philadelphia, Pennsylvania 19107-3496
                     (Name and Address of Agent for Service)

                                    Copy to:
                             Thomas F. Harvey, Esq.
                               National City Bank
                              National City Center
                                  P.O. Box 5756
                           Cleveland, Ohio 44101-0756


It is proposed that this filing will become effective (check appropriate box):

         [ ] immediately upon filing pursuant to paragraph (b)

         [X] 60 days after filing pursuant to paragraph (a)(i)

         [ ] on date pursuant to paragraph (a)(i)

         [ ] on (date) pursuant to paragraph (b)

         [ ] 75 days after filing pursuant to paragraph (a)(ii)

         [ ] on (date) pursuant to paragraph (a)(ii) of rule 485.

If appropriate, check the following box:

         [X] this post-effective amendment designates a new effective date for a previously filed post-effective amendment.


                                   ----------


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         The Registrant has previously filed a declaration of indefinite registration of its shares of beneficial interest pursuant to Rule 24f-2 under the Investment Company Act of 1940, as amended. Registrant's Rule 24f-2 Notice with respect to the Money Market, Government, Treasury, Tax Exempt, Equity, Fixed Income, Ohio Tax Exempt, Equity Income, Mid Cap Regional, Enhanced Income and Total Return Advantage Funds for the fiscal year ended May 31, 1996 was filed on July 23, 1996.


         The purpose of this Post-Effective Amendment is to extend the date of effectiveness of Post-Effective Amendment No. 32 to Registrant's Registration Statement which was filed on Form N-1A on April 11, 1997. Incorporated into this Post-Effective Amendment by reference are Part A, Part B and Part C (including all exhibits thereto) of Post-Effective Amendment No. 32.



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                              CROSS REFERENCE SHEET
                              ---------------------

                              Small Cap Growth Fund
                              ---------------------

Form N-1A Part A Item
---------------------

         Incorporated by reference into this Item is Part A of Post-Effective Amendment No. 32 to Registrant's Registration Statement, filed on Form N-1A on April 11, 1997.


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                              CROSS REFERENCE SHEET
                              ---------------------

                              Small Cap Growth Fund
                              ---------------------

Form N-1A Part B Item
---------------------

         Incorporated by reference into this Item is Part B of Post-Effective Amendment No. 32 to Registrant's Registration Statement, filed on Form N-1A on April 11, 1997.


Part C
------

         Information and exhibits required to be included in Part C are incorporated herein by reference to Part C and the exhibits thereto of Post-Effective Amendment No. 32 to Registrant's Registration Statement, filed on Form N-1A on April 11, 1997.



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                                   SIGNATURES
                                   ----------


         Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, Registrant has duly caused this Amendment to its Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Philadelphia, Commonwealth of Pennsylvania, on the 23rd day of June, 1997.


                                         ARMADA FUNDS
                                         Registrant

                                         /s/W. Bruce McConnel, III
                                         -------------------------------
                                         Secretary
                                         W. Bruce McConnel, III


Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment No. 34 to the Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

Signature                         Title                       Date
---------                         -----                       ----

*/Richard B. Tullis                Trustee                     June 23, 1997
-----------------------
 Richard B. Tullis

*/Thomas R. Benua, Jr.             Trustee                     June 23, 1997
-----------------------
 Thomas R. Benua, Jr.

*/Leigh Carter                     Trustee                     June 23, 1997
-----------------------
 Leigh Carter

*/John F. Durkott                  Trustee                     June 23, 1997
-----------------------
 John F. Durkott

*/Richard W. Furst                 Trustee                     June 23, 1997
-----------------------
 Richard W. Furst

*/Robert D. Neary                  Trustee, Chairman of        June 23, 1997
-----------------------           the Board and President
 Robert D. Neary

*/J. William Pullen                Trustee                     June 23, 1997
-----------------------
 J. William Pullen

*By:  /s/ W. Bruce McConnel, III
     ---------------------------------
      W. Bruce McConnel, III
      Attorney-in-Fact